Other Receivables (Tables)	12 Months Ended
Jan. 31, 2022
Notes Tables
Schedule of other receivables

	January 31,	January 31,
	2022	2021
Net working capital adjustments receivable from acquisitions	309	237
Other receivables	13,766	14,593
	14,075	14,830